Mortgage Debt Issuances and Repayments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 30, 2010	Dec. 31, 2010
W New York Union Square | Repayment of Debt
Debt Disclosure [Line Items]
Mortgage debt prepayments and scheduled maturities		$ 119	[1]
Extended maturity date		Oct. 11, 2011	[1]
Orlando World Center Marriott Resort Convention Center | Repayment of Debt
Debt Disclosure [Line Items]
Face principal of mortgage debt	300
Mortgage debt prepayments and scheduled maturities	54	54	[2]
Debt interest rate	4.75%
Extended maturity date	Jul. 01, 2013	Dec. 30, 2010	[2]
Debt principal outstanding	246
W New York Union Square
Debt Disclosure [Line Items]
Face principal of mortgage debt		$ 115
Le Meridien Piccadilly
Debt Disclosure [Line Items]
Basis points over LIBOR		1.18%
JW Marriott Washington, DC
Debt Disclosure [Line Items]
Basis points over LIBOR		6.00%
LIBOR rate floor		1.50%
LIBOR rate ceiling		3.00%

[1]	The amount shown reflects our recorded book value of the mortgage debt on the date of acquisition and defeasance, respectively. The face principal of the mortgage debt assumed was $115 million. We defeased this loan on October 19, 2010, which released us from obligations under the mortgage.
[2]	On December 17, 2010, we entered into an amendment under the $300 million mortgage loan secured by the Orlando World Center Marriott. As a result of the amendment, we repaid $54 million of the outstanding principal on December 30, 2010 and extended the maturity of the loan to July 1, 2013. We implemented a fixed annual interest rate of 4.75% on the remaining $246 million outstanding.